Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Revenues
Propane	$ 929,492	$ 885,459	$ 864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenue	1,190,552	1,136,694	1,143,154
Costs and expenses
Cost of products sold	678,719	598,451	540,385
Operating	279,329	289,567	304,767
General and administrative	51,648	61,656	57,044
Severance charge	2,000	0	0
Pension settlement charge	0	2,818	0
Depreciation and amortization	35,628	30,834	30,343
Total expenses	1,047,324	983,326	932,539
Operating income	143,228	153,368	210,615
Loss on debt extinguishment	0	(9,473)	(4,624)
Interest income	16	61	802
Interest expense	(27,394)	(27,458)	(39,069)
Income before provision for income taxes	115,850	116,498	167,724
Provision for income taxes	884	1,182	2,486
Net income	$ 114,966	$ 115,316	$ 165,238
Income per Common Unit - basic (in dollars per unit)	$ 3.24	$ 3.26	$ 4.99
Weighted average number of Common Units outstanding - basic (in units)	35,525	35,374	33,134
Income per Common Unit - diluted (in dollars per unit)	$ 3.22	$ 3.24	$ 4.96
Weighted average number of Common Units outstanding - diluted (in units)	35,723	35,613	33,315